THE RBB FUND TRUST

P/E Global Enhanced International Fund
(the “Fund”)
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Supplement dated May 20, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024, as supplemented April 4, 2025
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Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
P/E Global Enhanced International Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
P/E Global Enhanced International Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Fund at 1-855-610-4766.
Investors should retain this supplement for future reference.